Submission	May 27, 2026
Submission [Line Items]
Central Index Key	0001892704
Registrant Name	First Breach, Inc.
Registration File Number	333-295442
Form Type	S-1
Submission Type	S-1/A
Fee Exhibit Type	EX-FILING FEES